Accrued and Other Current Liabilities - Components of Accrued and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued warranty and related costs (note 9)	$ 11,448	$ 17,775	$ 19,794	$ 17,514
Accrued compensation and employee benefits	8,418	17,230
Accrued restructuring liabilities (note 2)	5,210	9,120
Other current liabilities	19,264	38,811
Accrued and other current liabilities	$ 44,340	$ 82,936